Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Other Employee Benefits [Abstract]
Disclosure of detailed information about other employee benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2022	Dec. 31, 2021
Opening defined benefit obligation	$128,843	$129,616
Current service cost[1]	4,656	3,861
Past service cost	-	134
Curtailment (note 6e)	(1,801)	-
Interest cost	3,940	3,531
Attribution period changes (note 6e)	(3,179)	-
Effects of movements in exchange rates	(6,074)	639
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	-	2,601
Arising from changes in financial assumptions	(36,058)	(7,309)
Arising from experience adjustments	(516)	(1,034)
Benefits paid	(2,595)	(3,196)
Closing defined benefit obligation	$87,216	$128,843

Disclosure of detailed information about other employee benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Active members	$58,482	$57,775
Inactive members	28,734	71,068
Closing defined benefit obligation	$87,216	$128,843

Disclosure of detailed information about changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Employer contributions	$2,595	$3,196
Benefits paid	(2,595)	(3,196)
Closing fair value of assets	$-	$-

Disclosure of detailed information about net benefit liability for other employee benefits [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Unfunded benefit obligation	$87,216	$128,843
Vacation accrual and other - non-current	2,607	3,275
Net liability	$89,823	$132,118

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Other employee benefits liability - current (note 14)	$3,483	$3,530
Other employee benefits liability - non-current	86,340	128,588
Net liability	$89,823	$132,118

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current service cost [1]	$2,855	$3,995
Net interest cost	3,940	3,531
Components recognized in consolidated income statements	$6,795	$7,526

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Remeasurement on the net defined benefit liability:
Actuarial losses arising from changes in demographic assumptions	$-	$2,601
Actuarial gains arising from changes in financial assumptions	(36,058)	(7,309)
Actuarial gains arising from changes experience adjustments	(516)	(1,034)
Components recognized in statements of comprehensive income	$(36,574)	$(5,742)

Total other employee future benefit cost	$29,779	$1,784

Disclosure of detailed information about other employee benefit plan, assumptions used [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit cost:
Discount rate	3.30%	2.76%
Initial weighted average health care trend rate	6.00%	5.66%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.4	20.3
Females	23.7	23.7

	Dec. 31, 2022	Dec. 31, 2021
Defined benefit obligation:
Discount rate	5.27%	3.30%
Initial weighted average health care trend rate	5.92%	6.00%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years)[1] :
Males	20.4	20.4
Females	23.8	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[1] :
Males	22.3	22.3
Females	25.5	25.4